UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2012

1.926210.101

EMC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.2%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
United Kingdom - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 200,000	$ 192,000
Nonconvertible Bonds - 32.1%
Argentina - 2.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		236,550	242,464
City of Buenos Aires 12.5% 4/6/15 (e)		925,000	966,625
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		235,000	138,650
Pan American Energy LLC 7.875% 5/7/21 (e)		270,000	262,575
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		707,000	625,695
YPF SA 10% 11/2/28		120,000	125,400
TOTAL ARGENTINA			2,361,409
Brazil - 1.4%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		150,000	167,775
6.5% 6/10/19 (e)		100,000	117,625
BFF International Ltd. 7.25% 1/28/20 (e)		250,000	279,375
Braskem Finance Ltd. 7% 5/7/20 (e)		255,000	286,238
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		200,000	212,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		400,000	416,000
Votorantim Cimentos SA 7.25% 4/5/41 (e)		200,000	202,500
TOTAL BRAZIL			1,681,513
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	350,000	199,348
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		545,000	598,138
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	100,800
TOTAL CANADA			698,938
Cayman Islands - 1.8%
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (e)		325,000	333,531
Mongolian Mining Corp. 8.875% 3/29/17 (e)		200,000	198,500
Odebrecht Finance Ltd. 7.5% (e)(f)		700,000	715,610
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		205,000	220,732
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 225,000	$ 263,498
8.375% 12/10/18		325,000	411,288
TOTAL CAYMAN ISLANDS			2,143,159
Chile - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		165,000	175,940
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		200,000	220,000
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		500,000	512,500
Georgia - 0.2%
Georgian Railway Ltd. 9.875% 7/22/15		250,000	266,250
Germany - 0.3%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		275,000	288,750
Indonesia - 0.5%
PT Adaro Indonesia 7.625% 10/22/19 (e)		125,000	135,938
PT Pertamina Persero:
5.25% 5/23/21 (e)		235,000	245,575
6.5% 5/27/41 (e)		200,000	215,500
TOTAL INDONESIA			597,013
Ireland - 0.5%
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		200,000	197,000
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		220,000	227,150
6.8% 11/22/25 (e)		175,000	182,875
TOTAL IRELAND			607,025
Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		200,000	212,500
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		600,000	630,000
TOTAL KAZAKHSTAN			842,500
Luxembourg - 2.5%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		250,000	276,250
7.75% 11/3/20 (e)		200,000	212,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Aquarius Investments Luxemburg 8.25% 2/18/16		$ 200,000	$ 206,000
EVRAZ Group SA 8.25% 11/10/15 (e)		500,000	535,000
MHP SA 10.25% 4/29/15 (e)		245,000	233,975
RSHB Capital SA:
6% 6/3/21 (e)		200,000	195,500
9% 6/11/14 (e)		155,000	171,663
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		150,000	149,625
TMK Capital SA 7.75% 1/27/18		200,000	195,500
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		710,000	770,350
TOTAL LUXEMBOURG			2,946,363
Mexico - 3.5%
Alestra SA de RL de CV 11.75% 8/11/14		525,000	590,625
Gruma SAB de CV 7.75% (Reg. S) (f)		350,000	351,750
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		404,000	468,640
Petroleos Mexicanos:
4.875% 1/24/22 (e)		260,000	273,000
5.5% 1/21/21		225,000	248,625
6% 3/5/20		225,000	257,063
6.5% 6/2/41		150,000	168,750
6.5% 6/2/41 (e)		165,000	184,800
6.625% (e)(f)		1,030,000	1,063,475
8% 5/3/19		200,000	254,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		200,000	204,500
TOTAL MEXICO			4,065,228
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		150,000	151,500
Multi-National - 0.6%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	193,000
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	80,000,000	481,928
TOTAL MULTI-NATIONAL			674,928
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Netherlands - 3.3%
DTEK Finance BV 9.5% 4/28/15 (e)		$ 125,000	$ 120,000
HSBK (Europe) BV:
7.25% 5/3/17 (e)		400,000	416,000
9.25% 10/16/13 (e)		425,000	450,500
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	135,313
JSC Kazkommertsbank BV 8% 11/3/15 (e)		100,000	95,250
Kazkommerts International BV 8.5% 4/16/13 (e)		160,000	161,600
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		200,000	220,000
7% 5/5/20 (e)		225,000	256,500
9.125% 7/2/18 (e)		375,000	467,813
11.75% 1/23/15 (e)		250,000	305,000
Listrindo Capital BV 6.95% 2/21/19 (e)		200,000	206,000
Majapahit Holding BV:
7.75% 1/20/20 (e)		250,000	298,750
8% 8/7/19 (e)		175,000	211,750
Metinvest BV 10.25% 5/20/15 (e)		225,000	223,875
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		280,000	269,850
TOTAL NETHERLANDS			3,838,201
Pakistan - 0.7%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		800,000	776,000
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (e)		375,000	397,500
Philippines - 1.0%
Development Bank of Philippines 8.375% (f)(g)		485,000	521,375
National Power Corp. 6.875% 11/2/16 (e)		150,000	173,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		200,000	244,000
7.39% 12/2/24 (e)		200,000	253,000
TOTAL PHILIPPINES			1,191,625
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		675,000	781,313
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (Reg. S)		218,750	226,406
Turkey - 1.0%
Akbank T.A.S. 5.125% 7/22/15 (e)		375,000	374,531
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Turkey - continued
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(g)		$ 400,000	$ 371,000
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		200,000	200,000
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		200,000	205,000
TOTAL TURKEY			1,150,531
United Kingdom - 1.0%
Afren PLC 11.5% 2/1/16 (e)		200,000	216,500
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	389,938
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		375,000	292,500
Vedanta Resources PLC 6.75% 6/7/16 (e)		255,000	237,150
TOTAL UNITED KINGDOM			1,136,088
United States of America - 1.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		155,000	156,550
NII Capital Corp. 8.875% 12/15/19		290,000	303,775
Pemex Project Funding Master Trust:
5.75% 3/1/18		380,000	431,300
6.625% 6/15/35		635,000	720,725
Southern Copper Corp. 6.75% 4/16/40		175,000	193,555
TOTAL UNITED STATES OF AMERICA			1,805,905
US Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (e)(f)		200,000	200,000
Venezuela - 6.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,600,000	1,432,000
5% 10/28/15		215,000	177,913
5.375% 4/12/27		1,315,000	808,725
5.5% 4/12/37		965,000	571,763
8% 11/17/13		355,000	354,645
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 3,275,000	$ 2,906,563
12.75% 2/17/22 (e)		1,295,000	1,288,525
TOTAL VENEZUELA			7,540,134
TOTAL NONCONVERTIBLE BONDS			37,476,067
TOTAL CORPORATE BONDS (Cost $36,168,692)			37,668,067
Government Obligations - 61.4%

Argentina - 4.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		733,595	542,861
2.5% 12/31/38 (d)		625,000	225,000
7% 9/12/13		1,735,000	1,746,278
7% 10/3/15		2,595,000	2,432,308
Provincia de Cordoba 12.375% 8/17/17 (e)		450,000	387,000
TOTAL ARGENTINA			5,333,447
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		225,000	257,625
Bahrain - 0.2%
Bahrain Kingdom 5.5% 3/31/20		200,000	198,000
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,250,000	1,150,000
8.95% 1/26/18		200,000	181,500
TOTAL BELARUS			1,331,500
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (e)		150,000	170,250
Brazil - 2.0%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		130,000	151,125
Brazilian Federative Republic:
7.125% 1/20/37		205,000	281,363
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - continued
Brazilian Federative Republic: - continued
8.25% 1/20/34		$ 195,000	$ 294,938
8.75% 2/4/25		125,000	189,688
10.125% 5/15/27		500,000	832,500
12.25% 3/6/30		320,000	620,800
TOTAL BRAZIL			2,370,414
Colombia - 2.4%
Colombian Republic:
4.375% 7/12/21		300,000	327,000
6.125% 1/18/41		315,000	387,450
7.375% 3/18/19		200,000	256,500
7.375% 9/18/37		425,000	597,125
10.375% 1/28/33		510,000	858,075
11.75% 2/25/20		200,000	318,000
TOTAL COLOMBIA			2,744,150
Congo - 0.4%
Congo Republic 3% 6/30/29 (d)		665,000	503,737
Croatia - 1.1%
Croatia Republic:
6.375% 3/24/21 (e)		450,000	431,460
6.625% 7/14/20 (e)		475,000	467,875
6.75% 11/5/19 (e)		400,000	399,000
TOTAL CROATIA			1,298,335
Dominican Republic - 0.9%
Dominican Republic:
1.5522% 8/30/24 (g)		250,000	225,000
7.5% 5/6/21 (e)		550,000	569,250
9.04% 1/23/18 (e)		218,595	239,362
TOTAL DOMINICAN REPUBLIC			1,033,612
El Salvador - 0.6%
El Salvador Republic:
7.375% 12/1/19 (e)		150,000	160,875
7.625% 2/1/41 (e)		150,000	150,000
7.65% 6/15/35 (Reg. S)		125,000	127,500
7.75% 1/24/23 (Reg. S)		145,000	158,050
8.25% 4/10/32 (Reg. S)		100,000	109,000
TOTAL EL SALVADOR			705,425
Government Obligations - continued
		Principal Amount (c)	Value
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		$ 150,000	$ 182,250
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		445,000	469,475
Ghana - 0.7%
Ghana Republic:
8.5% 10/4/17 (e)		200,000	229,000
14.99% 3/11/13	GHS	1,100,000	622,047
TOTAL GHANA			851,047
Hungary - 1.3%
Hungarian Republic:
4.75% 2/3/15		955,000	897,700
7.625% 3/29/41		662,000	599,110
TOTAL HUNGARY			1,496,810
Indonesia - 3.5%
Indonesian Republic:
4.875% 5/5/21 (e)		300,000	325,140
5.25% 1/17/42 (e)		310,000	324,725
5.875% 3/13/20 (e)		425,000	486,625
6.625% 2/17/37 (e)		275,000	338,938
6.875% 1/17/18 (e)		350,000	416,080
7.75% 1/17/38 (e)		550,000	761,750
8.5% 10/12/35 (Reg. S)		450,000	668,250
11.625% 3/4/19 (e)		550,000	816,750
TOTAL INDONESIA			4,138,258
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	670,000
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	194,500
Korea (South) - 0.3%
Korean Republic 7.125% 4/16/19		240,000	296,892
Latvia - 0.5%
Latvian Republic:
5.25% 2/22/17 (e)		400,000	413,000
5.25% 6/16/21 (e)		200,000	201,000
TOTAL LATVIA			614,000
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		$ 786,000	$ 780,105
5.15% 11/12/18		100,000	100,750
TOTAL LEBANON			880,855
Lithuania - 1.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		320,000	345,600
6.625% 2/1/22 (e)		200,000	221,260
6.75% 1/15/15 (e)		190,000	205,200
7.375% 2/11/20 (e)		425,000	495,656
TOTAL LITHUANIA			1,267,716
Mexico - 3.7%
United Mexican States:
3.625% 3/15/22		322,000	328,440
4.75% 3/8/44		200,000	196,000
5.125% 1/15/20		502,000	576,045
5.625% 1/15/17		144,000	166,680
5.75% 10/12/2110		441,000	454,230
5.95% 3/19/19		302,000	362,098
6.05% 1/11/40		836,000	1,003,200
6.75% 9/27/34		565,000	723,200
7.5% 4/8/33		200,000	277,500
8.3% 8/15/31		190,000	282,150
TOTAL MEXICO			4,369,543
Namibia - 0.2%
Namibia Republic of 5.5% 11/3/21 (e)		250,000	260,000
Nigeria - 0.2%
Republic of Nigeria:
6.75% 1/28/21 (e)		150,000	164,625
17.6% 3/7/13	NGN	22,000,000	118,622
TOTAL NIGERIA			283,247
Pakistan - 0.6%
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		875,000	735,000
Peru - 1.5%
Peruvian Republic:
3% 3/7/27 (d)		350,000	325,500
5.625% 11/18/50		310,000	344,100
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 175,000	$ 239,313
8.75% 11/21/33		570,000	883,500
TOTAL PERU			1,792,413
Philippines - 2.1%
Philippine Republic:
6.375% 1/15/32		150,000	182,250
7.5% 9/25/24		100,000	130,000
7.75% 1/14/31		245,000	338,100
9.5% 2/2/30		530,000	837,400
9.875% 1/15/19		195,000	273,000
10.625% 3/16/25		415,000	670,225
TOTAL PHILIPPINES			2,430,975
Poland - 0.9%
Polish Government:
5% 3/23/22		195,000	206,456
5.125% 4/21/21		245,000	261,660
6.375% 7/15/19		500,000	583,750
TOTAL POLAND			1,051,866
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		220,000	237,270
Romania - 0.5%
Romanian Republic 6.75% 2/7/22 (e)		604,000	632,690
Russia - 5.5%
Russian Federation:
3.325% 4/4/17 (e)		200,000	201,400
4.5% 4/4/22 (e)		200,000	201,500
5.625% 4/4/42 (e)		200,000	201,400
7.5% 3/31/30 (Reg. S)		3,457,475	4,133,401
11% 7/24/18 (Reg. S)		190,000	266,000
12.75% 6/24/28 (Reg. S)		815,000	1,464,963
TOTAL RUSSIA			6,468,664
Senegal - 0.2%
Senegal Republic of 8.75% 5/13/21 (e)		200,000	217,000
Serbia - 1.7%
Republic of Serbia 6.75% 11/1/24 (e)		2,010,667	1,990,560
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 1.0%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		$ 550,000	$ 548,625
6.25% 7/27/21 (e)		200,000	200,000
7.4% 1/22/15 (e)		425,000	448,375
TOTAL SRI LANKA			1,197,000
Turkey - 6.2%
Turkish Republic:
5.125% 3/25/22		220,000	218,636
5.625% 3/30/21		325,000	339,235
6% 1/14/41		200,000	197,260
6.25% 9/26/22		205,000	221,400
6.75% 4/3/18		500,000	559,400
6.75% 5/30/40		400,000	435,000
6.875% 3/17/36		875,000	966,875
7% 9/26/16		450,000	504,000
7.25% 3/15/15		500,000	551,900
7.25% 3/5/38		475,000	548,625
7.375% 2/5/25		800,000	940,000
7.5% 7/14/17		500,000	575,000
7.5% 11/7/19		400,000	468,000
11.875% 1/15/30		425,000	717,740
TOTAL TURKEY			7,243,071
Ukraine - 2.7%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		500,000	405,000
Ukraine Government:
6.25% 6/17/16 (e)		375,000	322,500
6.385% 6/26/12 (e)		730,000	727,299
6.75% 11/14/17 (e)		325,000	278,298
6.875% 9/23/15 (e)		195,000	176,729
7.65% 6/11/13 (e)		795,000	767,175
7.75% 9/23/20 (e)		300,000	255,000
7.95% 2/23/21 (e)		300,000	257,250
TOTAL UKRAINE			3,189,251
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		150,000	165,188
United States of America - 0.9%
U.S. Treasury Bonds 3.125% 2/15/42		1,071,000	1,022,638
Government Obligations - continued
		Principal Amount (c)	Value
Uruguay - 0.9%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		$ 400,000	$ 558,999
8% 11/18/22		323,750	445,966
TOTAL URUGUAY			1,004,965
Venezuela - 7.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	176,900
6% 12/9/20		350,000	255,500
7% 3/31/38		300,000	211,500
7.75% 10/13/19 (Reg. S)		550,000	462,000
8.5% 10/8/14		365,000	365,000
9% 5/7/23 (Reg. S)		1,350,000	1,154,250
9.25% 9/15/27		850,000	745,875
9.25% 5/7/28 (Reg. S)		510,000	422,025
9.375% 1/13/34		460,000	380,650
10.75% 9/19/13		520,000	542,100
11.75% 10/21/26 (Reg. S)		790,000	772,225
11.95% 8/5/31 (Reg. S)		1,190,000	1,166,200
12.75% 8/23/22		1,590,000	1,669,500
13.625% 8/15/18		365,000	397,850
TOTAL VENEZUELA			8,721,575
Vietnam - 1.5%
Vietnamese Socialist Republic:
1.5567% 3/12/16 (g)		295,652	266,087
4% 3/12/28 (d)		1,100,000	902,000
6.875% 1/15/16 (e)		550,000	599,500
TOTAL VIETNAM			1,767,587
TOTAL GOVERNMENT OBLIGATIONS (Cost $68,669,303)			71,788,801
Sovereign Loan Participations - 0.7%

Indonesia - 0.7%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (g) (Cost $848,697)		888,889	840,000
Preferred Securities - 1.0%
	Principal Amount (c)	Value
Brazil - 0.5%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	500,000	$ 539,220
Cayman Islands - 0.5%
CSN Islands XII Corp. 7% (Reg. S) (f)	600,000	603,913
TOTAL PREFERRED SECURITIES (Cost $1,126,841)		1,143,133
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $3,487,352)	3,487,352	3,487,352
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $110,300,885)		114,927,353
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,929,455
NET ASSETS - 100%		$ 116,856,808
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,573,172 or 38.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 779
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 37,668,067	$ -	$ 37,668,067	$ -
Government Obligations	71,788,801	-	71,611,901	176,900
Sovereign Loan Participations	840,000	-	840,000	-
Preferred Securities	1,143,133	-	1,143,133	-
Money Market Funds	3,487,352	3,487,352	-	-
Total Investments in Securities:	$ 114,927,353	$ 3,487,352	$ 111,263,101	$ 176,900
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,943,345
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	18,849
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,785,294)
Ending Balance	$ 176,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 18,849

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $109,920,526. Net unrealized appreciation aggregated $5,006,827, of which $6,562,578 related to appreciated investment securities and $1,555,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012